Joint Ventures - Assets, Liabilities, Revenue and Expenses from Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Current assets	$ 5,578,440	$ 5,866,141
Non-current assets	5,917,129	4,912,696
Current liabilities	2,218,816	2,513,876
Non-current liabilities	4,078,686	3,787,532
Revenue	4,528,761	7,467,490	$ 10,710,578
Net income (loss)	691,841	930,267	3,914,284
Other comprehensive income	(23,187)	145,828	14,291
Comprehensive income	668,654	1,076,095	3,928,575
Total for all joint ventures
Disclosure of joint ventures [line items]
Current assets	113,573	93,242
Non-current assets	26,489	17,963
Current liabilities	56,879	52,202
Non-current liabilities	27,468	5,043
Revenue	41,550	74,916	241,479
Net income (loss)	(5,373)	(3,237)	14,712
Other comprehensive income	(229)	115	258
Comprehensive income	(5,602)	(3,122)	14,970
SQM Vitas Fzco.
Disclosure of joint ventures [line items]
Current assets	16,882	34,056
Non-current assets	0	0
Current liabilities	38	52
Non-current liabilities	0	0
Revenue	0	0	0
Net income (loss)	(5,970)	359	165
Other comprehensive income	0	0	0
Comprehensive income	(5,970)	359	165
SQM Vitas Brasil Agroindustria
Disclosure of joint ventures [line items]
Current assets		0
Non-current assets		0
Current liabilities		0
Non-current liabilities		0
Revenue		0	162,026
Net income (loss)		0	11,670
Other comprehensive income		0	602
Comprehensive income		0	12,272
SQM Vitas Perú S.A.C.
Disclosure of joint ventures [line items]
Current assets	39,072	40,327
Non-current assets	8,578	8,954
Current liabilities	33,547	36,898
Non-current liabilities	196	220
Revenue	17,672	53,477	61,387
Net income (loss)	1,731	(4,603)	4,586
Other comprehensive income	0	0	0
Comprehensive income	1,731	(4,603)	4,586
Pavoni And C. SpA
Disclosure of joint ventures [line items]
Current assets	11,416	11,879
Non-current assets	5,919	6,407
Current liabilities	7,855	8,146
Non-current liabilities	877	814
Revenue	23,878	21,439	18,066
Net income (loss)	379	792	939
Other comprehensive income	(229)	115	(344)
Comprehensive income	150	907	595
Covalent Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Current assets	10,576	6,980
Non-current assets	915	2,602
Current liabilities	11,868	7,106
Non-current liabilities	2,141	4,009
Revenue	0	0	0
Net income (loss)	(1,516)	215	(2,648)
Other comprehensive income	0	0	0
Comprehensive income	(1,516)	215	$ (2,648)
Pirra Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Current assets	2,720	0
Non-current assets	2,006	0
Current liabilities	10	0
Non-current liabilities	0	0
Revenue	0	0
Net income (loss)	3	0
Other comprehensive income	0	0
Comprehensive income	3	$ 0
Azure Minerals
Disclosure of joint ventures [line items]
Current assets	32,907
Non-current assets	9,071
Current liabilities	3,561
Non-current liabilities	24,254
Revenue	0
Net income (loss)	0
Other comprehensive income	0
Comprehensive income	$ 0